-------------------------------------------------------------------------------

PENNSYLVANIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND                                                         212-830-5200

===============================================================================


Dear Shareholder:


We are pleased to present the annual report of Pennsylvania Daily Municipal Income Fund for the year ended November 30, 1997.

The Fund had net assets of $43,455,857 and 1,358 active shareholders as of November 30, 1997.

Thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,

\s\Steven W. Duff

Steven W. Duff
President










-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
NOVEMBER 30, 1997

===============================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
      Face                                                                    Maturity                 Value                Standard
     Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
     ------                                                                     ----       -----      --------      -------   ------
Other Tax Exempt Investments (13.74%)
------------------------------------------------------------------------------------------------------------------------------------
 $   250,000   Pennsylvania Higher Education Facility Authority RB - Series F
               AMBAC Insured                                                    12/15/97   3.82%     $   250,093     Aaa       AAA
   2,000,000   Philadelphia, PA School District TRAN
               LOC Commerzbank A.G.                                             06/30/98   3.90        2,006,115     MIG-1     SP-1+
   2,000,000   Philadelphia, PA TRAN - Series A
               LOC Union Bank of Switzerland                                    06/30/98   3.95        2,005,557     MIG-1     SP-1+
     680,000   State Public School Building Authority PA School RB - Series 1997D
               AMBAC Insured                                                    06/15/98   3.85          680,000     Aaa       AAA
   1,025,000   University of PA - Series B
               MBIA Insured                                                     06/01/98   3.73        1,028,457     Aaa       AAA
 -----------                                                                                         -----------
   5,955,000   Total Other Tax Exempt Investments                                                      5,970,222
 -----------                                                                                         -----------
Other Variable Rate Demand Instruments (c) (38.48%)
------------------------------------------------------------------------------------------------------------------------------------
 $   700,000   Butler County, PA IDA (Armco Incorporated Project) - Series 1996A (b)
               LOC Chase Manhattan Bank, N.A.                                   06/01/20   4.10%     $   700,000
   3,800,000   Chester County, PA 1997 Archdiocese of Philadelphia
               LOC Corestates Bank, N.A.                                        07/01/27   3.85        3,800,000     VMIG-1
     900,000   City of York General Authority (Adjusted Rate Pooled Financing)
               LOC First Union National Bank                                    09/01/26   3.95          900,000               A1
     370,000   Clinton County, PA Municipal Authority HRB
               (Lock Haven Hospital Project) - Series 1991A
               LOC Mellon Bank, N.A.                                            09/01/07   4.15          370,000               A1
   2,000,000   Delaware County, PA IDA Airport Facility RB
               (United Parcel Service Project) - Series 1985                    12/01/15   3.80        2,000,000     P1        A1+
   2,400,000   Delaware County, PA IDA PCRB (Philadelphia Electric Co.) - Series A
               LOC Toronto-Dominion Bank                                        08/01/16   3.75        2,400,000     P1        A1+
   1,100,000   Delaware County, PA IDA PCRB British Petroleum Exploration & Oil 10/01/19   3.85        1,100,000     P1        A1+
     500,000   Lehigh County, PA IDA - Series 1985A
               LOC Rabobank Nederland                                           12/01/15   4.10          500,000     P1
   1,000,000   Mercersbury Borough, PA General Purpose
               (Mercersbury College Project)
               LOC Mellon Bank, N.A.                                            11/01/27   4.05        1,000,000               A1
   1,000,000   Northeastern Pennsylvania Hospital and Education Auth. RB
               (All Health Pooled Fin. Prog.)
               LOC Chase Manhattan Bank, N.A.                                   07/01/26   3.95        1,000,000     VMIG-1
     100,000   Pennsylvania Higher Education Facility Authority - Series 1995 A
               LOC Morgan Guaranty Trust Company                                11/01/25   3.80          100,000               A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
      Face                                                                    Maturity                 Value                Standard
     Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
     ------                                                                     ----       -----      --------      -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,250,000   York County, PA IDA Limited Obligation RB (b)
               (Metal Exchange Corporation Project)
               LOC Comerica Bank                                                06/01/06   4.05%     $ 1,250,000
   1,600,000   York County, PA IDA PCRB (Philadelphia Electric Company)
               LOC Toronto-Dominion Bank                                        08/01/16   3.75        1,600,000     P1        A1+
 -----------                                                                                         -----------
  16,720,000   Total Other Variable Rate Demand Instruments                                           16,720,000
 -----------                                                                                         -----------
Tax Exempt Commercial Paper (9.66%)
------------------------------------------------------------------------------------------------------------------------------------
 $   900,000   Beaver City, PA IDA
               LOC Union Bank of Switzerland                                    02/19/98   3.75%     $   900,000     VMIG-1    A1+
   1,500,000   Montgomery County, PA IDA
               LOC Deutsche Bank A.G.                                           01/21/98   3.75        1,500,000     P1        A1+
   1,800,000   Venango, PA IDA Resource Recovery RB
               (Scrubgrass Project)
               LOC Natwest Bank                                                 12/17/97   3.85        1,800,000               A1+
 -----------                                                                                         -----------
   4,200,000   Total Tax Exempt Commercial Paper                                                       4,200,000
 -----------                                                                                         -----------
               Total Investments (61.88%) (Cost $26,890,222+)                                         26,890,222
               Cash and Other Assets, Net of Liabilities (38.12%)                                     16,565,635
                                                                                                     -----------
               Net Assets (100.00%)                                                                  $43,455,857
                                                                                                     ===========
               +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated have been determined by the Fund's Board of Trustees to be of comparable quality to the rated securities in which the Fund may invest.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     HRB       =   Hospital Revenue Bond                         PCRB      =    Pollution Control Revenue Bond
     IDA       =   Industrial Development Authority              RB        =    Revenue Bond
                                                                 TRAN      =    Tax and Revenue Anticipation Note


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997

================================================================================

ASSETS

 Investments in securities at value (Cost $26,890,222) ..........................     $    26,890,222

 Receivables:

     Securities sold.............................................................          16,876,152

     Interest ...................................................................             200,338
                                                                                      ---------------
       Total assets..............................................................          43,966,712
                                                                                      ---------------


LIABILITIES

 Due to custodian................................................................             381,768

 Accrued expenses................................................................              45,690

 Dividends payable...............................................................              83,397
                                                                                      ---------------
       Total liabilities.........................................................             510,855
                                                                                      ---------------
 Net assets......................................................................     $    43,455,857
                                                                                      ===============




Net Asset Value, offering and redemption price per share:

Class A Shares   43,064,785 Shares Outstanding (Note 3)..........................     $          1.00
                                                                                      ===============
Class B Shares      392,014 Shares Outstanding (Note 3)..........................     $          1.00
                                                                                      ===============







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1997
================================================================================



INVESTMENT INCOME

Income:

    Interest.....................................................................     $    1,580,366
                                                                                      --------------
Expenses: (Note 2)

    Investment management fee....................................................            170,844

    Administration fee...........................................................             89,693

    Distribution fee.............................................................            106,492

    Custodian fee................................................................              4,978

    Shareholder servicing and related shareholder expenses.......................             46,670

    Legal, compliance and filing fees............................................              9,913

    Audit and accounting.........................................................             61,151

    Trustees' fees...............................................................              6,159

    Amortization of organization expenses........................................              9,632

    Other........................................................................              2,977
                                                                                      --------------
      Total expenses.............................................................            508,509

      Less: Fees waived (Note 2).................................................     (      209,818)
                                                                                      --------------
      Net expenses...............................................................            298,691
                                                                                      --------------
Net investment income............................................................          1,281,675



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments..........................................              -0-
                                                                                      --------------
Increase in net assets from operations...........................................     $    1,281,675
                                                                                      ==============





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED NOVEMBER 30, 1997 AND 1996

================================================================================

                                                                           1997                    1996
                                                                     ---------------         ---------------

INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income.........................................   $     1,281,675         $     1,189,585
    Net realized gain (loss) on investments.......................         -0-                         -0-
                                                                     ---------------         ---------------
 Increase in net assets from operations...........................         1,281,675               1,189,585

 Dividends to shareholders from net investment income:
    Class A.......................................................   (     1,277,930)*       (     1,189,561)*
    Class B.......................................................   (         3,745)*       (            24)*

 Capital share transactions (Note 3)
     Class A......................................................         6,728,888         (     4,645,246)
     Class B......................................................           386,997                   5,017
                                                                     ---------------         ---------------
        Total increase (decrease).................................         7,115,885         (     4,640,229)
 Net assets:
    Beginning of year.............................................        36,339,972              40,980,201
                                                                     ---------------         ---------------
    End of year...................................................   $    43,455,857         $    36,339,972
                                                                     ===============         ===============


 * Designated as exempt-interest dividends for federal income tax purposes.





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================


1. Summary of Accounting Policies.

Pennsylvania Daily Municipal Income Fund, a Massachusetts business trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and wtransfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended November 30, 1997 the Manager voluntarily waived investment management fees and administration fees of $124,396 and $85,422, respectively.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $24,752 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.


At November 30, 1997, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $43,456,799. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                      Year                                 Year
                                                      Ended                                Ended
                                                November 30, 1997                    November 30, 1996
                                                -----------------                    -----------------
Class A

Sold......................................          122,761,722                         150,377,896
Issued on reinvestment of dividends.......            1,120,365                             932,450
Redeemed..................................       (  117,153,199)                     (  155,955,592)
                                                 --------------                      --------------
Net increase (decrease)...................            6,728,888                      (    4,645,246)
                                                 ==============                      ==============

                                                      Year                           October 10, 1996
                                                      Ended                     (Commencement of Sales) to
                                                November 30, 1997                    November 30, 1996
                                                -----------------                    -----------------
Class B

Sold......................................              388,922                               5,100
Issued on reinvestment of dividends.......                3,228                                  17
Redeemed..................................       (        5,153)                     (          100)
                                                 --------------                      --------------
Net increase (decrease)...................              386,997                               5,017
                                                 ==============                      ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

4. Sales of Securities.

Accumulated undistributed realized losses at November 30, 1997 amounted to $942. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire on November 30, 2001.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Pennsylvania and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 81% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights.

                                                                    Year Ended                          December 16, 1992
                                                                   November 30,                         (Commencement of
Class A                                        ---------------------------------------------------           Sales) to
-------                                           1997          1996          1995          1994        November 30, 1993
                                               ---------     ---------     ---------     ---------      -----------------

Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period........   $   1.00      $   1.00      $   1.00      $   1.00            $   1.00
                                               ---------     ---------     ---------     ---------           ---------
Income from investment operations:
  Net investment income.....................       0.030         0.030         0.034         0.024               0.022

Less distributions:
  Dividends from net investment income         (   0.030)    (   0.030)    (   0.034)    (   0.024)          (   0.022)
                                               ---------     ---------     ---------     ---------           ---------
Net asset value, end of period..............   $   1.00      $   1.00      $   1.00      $   1.00            $   1.00
                                               =========     =========     =========     =========           =========
Total Return................................       3.05%         3.01%         3.50%         2.44%               2.28%*

Ratios/Supplemental Data
Net assets, end of period (000).............   $  43,064     $  36,335     $  40,980     $  43,559           $  38,817

Ratios to average net assets:
  Expenses..................................       0.70%         0.68%         0.59%         0.49%               0.22%*
  Net investment income.....................       3.00%         2.97%         3.44%         2.44%               2.26%*
  Management, administration fees
    and shareholder servicing fees waived...       0.49%         0.49%         0.61%         0.68%               0.85%*
  Expenses reimbursed.......................       --            --            --            --                  0.33%*
  Expense offsets...........................       --            0.01%         --            --                  --

* Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights. (Continued)


                                                                                 October 10, 1996
                                                               Year              (Commencement of
Class B                                                       Ended                 Sales) to
-------                                                  November 30, 1997       November 30, 1996
                                                         -----------------       -----------------

Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period.................    $   1.00                $   1.00
                                                         ---------               ---------

Income from investment operations:
  Net investment income..............................        0.033                   0.005

Less distributions:
  Dividends from net investment income...............    (   0.033)              (   0.005)
                                                          --------                --------
Net asset value, end of period.......................    $   1.00                $   1.00
                                                         =========               =========
Total Return.........................................        3.31%                   3.25%*

Ratios/Supplemental Data
Net assets, end of period (000)......................    $     392               $       5

Ratios to average net assets:
Expenses.............................................        0.45%                   0.42%*
Net investment income................................        3.28%                   3.21%*
Management and administration fees waived............        0.49%                   0.27%*
Expense offsets......................................        --                      0.01%*


*Annualized









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
INDEPENDENT AUDITOR'S REPORT

================================================================================






The Board of Trustees and Shareholders
Pennsylvania Daily Municipal Income Fund


We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Pennsylvania Daily Municipal Income Fund as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period from December 16, 1992 (Commencement of Operations) to November 30, 1993. These financial statements and financial
highlights   on  are  the   responsibility   of  the  Fund's   management.   Our
responsibility is to express an opinion on these financial statements and selected financial information based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pennsylvania Daily Municipal Income Fund as of November 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.




                                             \s\McGladrey & Pullen, LLP





New York, New York
December 24, 1997




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




PENNSYLVANIA
DAILY
MUNICIPAL
INCOME
FUND





                      Annual Report
                    November 30, 1997









------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



Pennsylvania Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020